SUBSEQUENT EVENTS - Narrative (Details) - Powen € in Millions, $ in Millions	1 Months Ended		3 Months Ended
	Aug. 04, 2023 USD ($)	Aug. 04, 2023 EUR (€)	Jun. 30, 2023
Disclosure of non-adjusting events after reporting period [line items]
Initial investment | €		€ 25
Net investment	$ 28
Economic interest held	44.00%	44.00%	38.00%
Brookfield Renewable and Institutional Partners
Disclosure of non-adjusting events after reporting period [line items]
Net investment	$ 6
Economic interest held	8.80%	8.80%	8.00%